Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Subsequent Events
Subsequent Events

12. Subsequent Events

(a)

On April 5, 2021, the Company acquired Homeowners of America Holding Corporation (“HOA”), a leading property and casualty insurance company focused on products in the residential homeowner space, in a cash and stock transaction with consideration totaling $106,242 consisting of (i) $83,469 of cash, (ii) $22,773 in common stock, (iii)  500,000 additional shares of common stock subject to the trading price of common stock exceeding $22.50 for 20 out of 30 consecutive trading days in the two (2) year period following the consummation of the HOA acquisition and (iii) a retention pool under the 2020 Porch Group, Inc. Equity Incentive Plan (the “2020 Plan”) of shares of restricted common stock in an amount equal to $510 and up to 100,000 options for acquisition of common stock to retain key employees of HOA, in each case upon the terms and subject to the conditions of the definitive agreement. HOA is a managing general agent (“MGA”) and insurance carrier hybrid with a strong reinsurance strategy that currently operates in six states. The HOA acquisition will enable Porch to offer its own line of homeowner’s insurance alongside its existing insurance agency which partners with many other top insurance carriers and provide consumers with flexibility and choice.

(b)

During April 2021, holders of warrants described in Note 7, exercised their warrants to acquire 2,935,753 shares of common stock at a price of $11.50 per share, resulting in cash proceeds of $33.8 million. During April 2021, the Company also redeemed all of the public warrants that remained outstanding as of April 16, 2021 for a redemption price of $0.01 per public warrant. In connection with the redemption, the public warrants stopped trading on the Nasdaq Capital Market and were delisted, with the trading halt announced after close of market on April 16, 2021.

Note 15.   Subsequent Events

(a)

In January 2021, the Company entered into an amendment (the “Runway Amendment”) to the Loan and Security Agreement, dated as of July 22, 2020 (as amended, the “Runway Loan Agreement”), with Runway Growth Credit Fund, Inc., as agent for a syndicate of lenders. Among other things, the Runway Amendment includes a commitment for a supplemental term loan in the aggregate amount of up to $10 million, reduces the interest rate payable on borrowed amounts, reduces certain financial covenants related to minimum revenue and amended the maturity date to December 15, 2024.

(b)

In January 2021, the Company entered into an amendment of the purchase agreement with the selling members of Hire-a-Helper, LLC that was acquired in November 2018. Under this amendment, the selling members consented to satisfy the contingent consideration for approximately $2 million.

(c)

In January 2021, the Company announced several acquisitions. On January 12, 2021, the Company acquired DataMentors Holdings, LLC d/b/a V12 Data (“V12 Data”), a leading software, data and analytics platform with a focus on household and mover insights, data management and marketing activation, in a cash transaction for a total purchase price of approximately $22 million payable at closing, subject to customary adjustments, plus up to $6 million of contingent purchase price payments based upon the financial performance of V12 Data during the 2021 and 2022 calendar years. In addition, the Company has agreed to provide a retention pool under the 2020 Plan of up to 100,000 shares of restricted Common Stock to retain key employees of V12 Data and contingent compensation (subject to the achievement of certain post-closing milestones) of up to an additional $6 million in cash or shares of Common Stock (at the Company’s election) to certain key employees of V12 Data. The V12 Data acquisition is expected to provide Porch with full-spectrum, enterprise-grade capabilities to capture the unique-to-the-market pre-mover marketing opportunity.

Additionally, on January 13, 2021, the Company entered into a definitive agreement to acquire Homeowners of America Holding Corporation (“HOA”), a leading property and casualty insurance company focused on products in the residential homeowner space, in a cash and stock transaction with consideration consisting of (i) $100,000, as adjusted in accordance with the terms of the definitive agreement, of which up to $25,000 may be payable in Common Stock at the election of the Company, (ii) 500,000 additional shares of Common Stock subject to the trading price of Common Stock exceeding $22.50 for twenty (20) out of thirty (30) consecutive trading days in the two (2) year period following the consummation of the HOA acquisition and (iii) a retention pool under the 2020 Porch Group, Inc. Stock Incentive Plan (the “2020 Plan”) of shares of restricted Common Stock in an amount equal to $510 and up to 100,000 options for acquisition of Common Stock to retain key employees of HOA, in each case upon the terms and subject to the conditions of the definitive agreement. The HOA acquisition is subject to state insurance regulatory approval and customary closing conditions. The HOA acquisition is expected to close in the second quarter of 2021. HOA is a managing general agent (“MGA”) and carrier hybrid with a strong reinsurance strategy that currently operates in six states. The HOA acquisition is expected to enable Porch to offer its own line of homeowner’s insurance alongside its existing insurance agency which partners with many other top carriers and provide consumers with flexibility and choice.

Additionally, in January 2021, the Company purchased a smaller home inspection company. This acquisition is not material to the Company’s financial statements.

(d)

During March 2021, holders of public warrants described in Note 7, exercised their warrants to acquire 7,846,757 shares of common stock at a price of $11.50 per share, resulting in cash proceeds of $90.2 million.

Porch provided notification to the holders of warrants the Company’s intent to exercise its contractual right to redeem the warrants.  It is expected that the holders will choose to exercise their warrants rather than have them redeemed.  This is expected to result in approximately $9 million in additional cash proceeds in April 2021. If all of the 5.7 million private warrants are voluntarily exercised for cash, additional cash proceeds of up to $66 million may be received in April 2021.

(e)	During March 2021, 1,716,666 restricted earnout shares were fully vested, as the market condition for vesting was fully satisfied as a result of the Company’s stock price and trading activity.